Description of business and organization (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of assets derecognized
Pursuant to the Restructuring, the following assets of Hubei ECARX were derecognized by the Group:

RMB
Assets
Cash	20,000
Long-term investments	211,908
Property and equipment, net	34,873
Intangible assets, net	1,094

Schedule of assets and liabilities, consolidated revenues, net loss and cash flow information information of the VIE's
The following consolidated revenues, net loss and cash flow information for the year ended December 31, 2021 and for the period between January 1, 2022 and the completion of the Restructuring, have been included in the accompanying consolidated financial statements. All intercompany transactions and balances with the Company, and its wholly-owned subsidiaries, prior to the Restructuring, have been eliminated upon consolidation.

	Year ended December 31,
	2021	2022
	RMB	RMB
Revenues (i)	2,755,780	936,520
Net (loss) income (ii)	(1,106,865)	2,793,301
Net cash (used in) provided by operating activities (iii)	(817,989)	224,031
Net cash (used in) provided by investing activities	(436,280)	165,672
Net cash provided by (used in) financing activities (iv)	1,047,854	(1,055,000)
Net decrease in cash and restricted cash	(206,415)	(665,297)
Cash and restricted cash at the beginning of the year	871,712	665,297
Cash and restricted cash at the end of the year	665,297	—
___________________________
(i)For the years ended December 31 2021 and 2022, revenues include RMB26,290 and RMB265,452, respectively, from the Company and its subsidiaries, which are eliminated upon consolidation.
(ii)For the years ended December 31, 2021 and 2022, net income (loss) includes RMB(44,361) and RMB2,981,707, respectively, from the Company and its subsidiaries, which are eliminated upon consolidation.
(iii)Net cash used in operating activities respectively includes RMB33,405 and RMB228,428 generated from the Company and its subsidiaries for the years ended December 31 2021 and 2022, which are eliminated upon consolidation.
(iv)Net cash provided by financing activities respectively includes RMB2,067,268 and RMB157,000 provided by the Company and its subsidiaries for the years ended December 31, 2021 and 2022, which are eliminated upon consolidation.
The following table summarizes the results of operations and net assets of JICA in the consolidated financial statements. The amounts are after eliminating transactions between the Group and JICA.

As of December 31,
2022
RMB
ASSETS
Current assets	572,259
Non-current assets	43,655
Total assets	615,914

LIABILITIES
Current liabilities	486,351
Non-current liabilities	9,229
Total liabilities	495,580

	Year Ended December 31
	2021	2022
	RMB	RMB
Revenues	—	5,138
Cost of revenues	(130)	(1,475)
Gross (loss) profit	(130)	3,663

Loss from operations	(18,493)	(167,952)
Profit (loss) before income taxes	13,380	(136,512)
Net profit (loss)	9,965	(144,005)